CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY AND EQUITY INCENTIVE PLAN (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Mar. 25, 2021
Class of Stock [Line Items]
Common Stock, Shares Authorized	900,000,000	900,000,000
Common Stock, Shares, Issued	86,780,082	83,754,006
Common Stock, Shares, Outstanding	86,780,082	83,754,006
Convertible preferred shares outstanding			59,180,522
Ordinary shares
Class of Stock [Line Items]
Common Stock, Shares Authorized	900,000,000	900,000,000
Common Stock, Shares, Issued	86,780,082	83,754,006
Common Stock, Shares, Outstanding	86,780,082	83,754,006